Perpetual hybrid bonds - additional details (Details) € in Billions	12 Months Ended
	Dec. 31, 2021 EUR (€) Bond	Jun. 30, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Jun. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Share capital		£ 614,000,000	£ 614,000,000	£ 614,000,000
Perpetual hybrid bonds		1,685,000,000	1,685,000,000	1,685,000,000
BAT p.l.c.
Number of perpetual hybrid bonds issued | Bond	2
Perpetual hybrid bonds | €	€ 1
Contractual obligation					£ 0
Share capital		614,000,000	614,000,000	614,000,000
Perpetual hybrid bonds		1,685,000,000	1,685,000,000	1,685,000,000
Share premium		112,000,000	113,000,000	112,000,000
Other Equity		£ 31,511,000,000	£ 34,270,000,000	£ 29,956,000,000